Description of business and basis of preparation of the consolidated financial statements (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Equity	€ 32,942	€ 33,174	€ 33,267	€ 31,701
Increase (decrease) due to application of IFRS 15 [member]
Equity			€ 800